FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS
Schedule of fair value of financial assets and liabilities

The fair value of assets and liabilities as of December 31, 2016, including those measured at fair value on a recurring basis, consisted of the following:

	Level 1	Level 2	Level 3	Total
	RUB	RUB	RUB	RUB
Assets :
Cash equivalents:
Bank deposits(1)	—	22,521	—	22,521
Investments in money market funds	3	—	—	3
Term deposits, current	—	31,769	—	31,769
Restricted cash	578	—	—	578
Investments in debt securities(2)	—	3,033	—	3,033
Loans to employees	—	1,583	—	1,583
Loans granted	—	1,120	—	1,120
	581	60,026	—	60,607
Liabilities:
Convertible debt	—	19,228	—	19,228
Contingent consideration(2)	—	—	254	254
Derivative contracts(2)	—	59	—	59

Redeemable noncontrolling interests (Note 14)	—	—	1,506	1,506
	—	19,287	1,760	21,047

(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.
(2)	Amounts are measured at fair value on a recurring basis. The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the year ended December 31, 2016.

The fair value of assets and liabilities as of December 31, 2017, including those measured at fair value on a recurring basis, consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Level 3	Total	Total
	RUB	RUB	RUB	RUB	$
Assets :
Cash equivalents:
Bank deposits(1)	—	30,686	—	30,686	532.7
Investments in money market funds	3	—	—	3	0.1
Term deposits, current	—	23,040	—	23,040	400.0
Term deposits, non-current	—	5,013	—	5,013	87.0
Restricted cash	569	—	—	569	9.8
Loans to employees	—	2,116	—	2,116	36.8
Loans granted	—	1,075	—	1,075	18.6
	572	61,930	—	62,502	1,085.0
Liabilities:
Convertible debt	—	18,323	—	18,323	318.1
Contingent consideration(2)	—	—	188	188	3.3
Derivative contracts(2)	—	18	—	18	0.3

Redeemable noncontrolling interests (Note 14)	—	—	9,821	9,821	170.5
	—	18,341	10,009	28,350	492.2
(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.
(2)	Amounts are measured at fair value on a recurring basis. The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the year ended December 31, 2017.

Schedule of carrying amounts and fair values of non-current term deposits and convertible debt

	2016		2017
	Carrying amount	Fair value	Carrying amount		Fair value
	RUB	RUB	RUB	$	RUB	$
Term deposits, non-current	—	—	5,005	86.9	5,013	87.0
Convertible debt	(18,750)	(19,228)	(17,834)	(309.6)	(18,323)	(318.1)
Total	(18,750)	(19,228)	(12,829)	(222.7)	(13,310)	(231.1)